Note 6. Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6. ACCRUED EXPENSES

Accrued expenses consisted of the following items:

	December 31,
(in $000's)	2012	2011
Payroll & related costs	$92	$115
Sales commissions	$139	$90
Ocean Freight	$180	$105
Sales Tax	$163	$12
Warranty	$71	$87
Legal / settlement fees (*see note below)	$13	$505
Other accrued expenses	$382	$386
Total	$1,040	$1,300

*Legal / settlement fee accrual from 2011 was related to a Settlement Agreement and Mutual Release with Dimension Technologies, Inc dated January 27, 2012, which settled all disputes and arbitration to the parties’ satisfaction.

Warranty provision roll forward:

	Year Ended December 31,
Warranty provision:	2012	2011
Beginning Balance	$87	$75
Additions	$127	$212
Payments	$(143)	$(200)
Balance at end of year	$71	$87